Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Number of Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020			$ 205,063	$ (132,286)	$ 72,777
Balance (in Shares) at Dec. 31, 2020	[1]	624,365
Share-based compensation			4,750		4,750
Exercise of warrants			632		632
Exercise of warrants (in Shares)	[1]	6,149
Exercise of options			402		402
Exercise of options (in Shares)	[1]	2,579
Net loss				(42,601)	(42,601)
Balance at Dec. 31, 2021			210,847	(174,887)	35,960
Balance (in Shares) at Dec. 31, 2021	[1]	633,093
Share-based compensation			4,307		4,307
Issuance of Ordinary shares, net	[2]		4,423		4,423
Issuance of Ordinary shares, net (in Shares)	[1],[2]	35,505
Issuance of warrants			588		588
Exercise of options			108		108
Exercise of options (in Shares)	[1]	1,007
Net loss				(39,557)	(39,557)
Balance at Dec. 31, 2022			220,273	(214,444)	5,829
Balance (in Shares) at Dec. 31, 2022	[1]	669,605
Share-based compensation			3,391		3,391
Issuance of Ordinary shares, net	[3]		8,723		8,723
Issuance of Ordinary shares, net (in Shares)	[1],[3]	637,660
Issuance of pre-funded warrants, net	[4]		3,987		3,987
Modification of warrants			31		31
Reclassification of pre-funded warrants to Liabilities			(2,106)		(2,106)
Reclassification of pre-funded warrants to Equity			1,905		1,905
Cashless exercise of pre-funded warrants (in Shares)	[1]	345,151
Exercise of options			9		9
Exercise of options (in Shares)	[1]	1,143
Net loss				(23,865)	(23,865)
Balance at Dec. 31, 2023			$ 236,213	$ (238,309)	$ (2,096)
Balance (in Shares) at Dec. 31, 2023	[1]	1,653,559

[1]	Prior period results have been retroactively adjusted to reflect the 1-for-30 reverse share split affected on September 18, 2023 (see Note 1b).
[2]	Net of issuance costs of $222.
[3]	Net of issuance costs of $757.
[4]	Net of issuance costs of $362.